CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ (45)	$ 80	$ 583
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	4,112	2,413	5,722
Actuarial gain (loss) on defined benefit plans	(1)	(14)	9
Deferred income taxes on above items	(934)	(488)	(1,240)
Unrealized (loss) gain on investments in equity securities	(1)	35	(16)
Equity-accounted investments	12	81	168
Total items that will not be reclassified to net income	3,188	2,027	4,643
Other comprehensive income that will be reclassified to net income
Foreign currency translation	(840)	(91)	(844)
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	(27)	(18)	(7)
Unrealized gain (loss) on foreign exchange swaps – net investment hedge	(35)	14	102
Reclassification adjustments for amounts recognized in net income	(39)	7	18
Deferred income taxes on above items	10	6	(21)
Equity-accounted investments	17	0	0
Total items that may be reclassified subsequently to net income	(914)	(82)	(752)
Other comprehensive income	2,274	1,945	3,891
Comprehensive income	2,229	2,025	4,474
Comprehensive income attributable to:
Preferred limited partners’ equity	54	44	38
Limited partners’ equity	393	437	967
Non-controlling interest
Other comprehensive income that will be reclassified to net income
Comprehensive income	2,229	2,025	4,474
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	180	113	41
Other comprehensive income that will be reclassified to net income
Other comprehensive income	1,112	1,004	2,303
Comprehensive income attributable to:
Non-controlling interests	1,292	1,117	2,742
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	62	50	16
Other comprehensive income that will be reclassified to net income
Other comprehensive income	8	7	13
Comprehensive income attributable to:
Non-controlling interests	70	57	54
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(133)	(65)	583
Other comprehensive income that will be reclassified to net income
Other comprehensive income	413	381	679
Comprehensive income attributable to:
Non-controlling interests	280	316	695
Class A shares of Brookfield Renewable Corporation
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(49)		439
Other comprehensive income that will be reclassified to net income
Other comprehensive income	152
Comprehensive income attributable to:
Non-controlling interests	103	0	0
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	25	26	26
Other comprehensive income that will be reclassified to net income
Other comprehensive income	12	28	(48)
Comprehensive income attributable to:
Non-controlling interests	$ 37	$ 54	$ (22)